Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 10:- FINANCIAL INSTRUMENTS

a.	Financial and lease liabilities:

	Effective interest	Maturity	December 31,
	rate	date	2020	2021
	%		NIS
Current liabilities:

Lease liabilities	8%	2021	654	773
Loan from others	17.3%	2023-2024	60,421	-
Total current liabilities			61,075	773

Non-current liabilities:

Loan from others	17.3%	2023-2024	-	63,252
Lease liabilities	8%	2028	6,088	5,712
Total non-current liabilities			6,088	68,964
Total financial and lease liabilities			67,163	69,737

	Carrying amount		Fair value
	December 31,		December 31,
	2020	2021	2020	2021
	NIS
Financial liabilities:

Loan from others	94,658	84,477	60,421	63,252
Total	94,658	84,477	60,421	63,252

b.	Classification of financial liabilities:

			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Financial liabilities at amortized costs:
Trade payables	1,868	3,107	999
Other payables	2,381	3,327	1,070
Lease Liabilities	6,742	6,485	2,085
Loan from others	60,421	63,252	20,338
Total financial liabilities	71,412	76,171	24,492
Total current	64,189	,207 7	2,317
Total non-current	7,223	68,964	22,175

c.	Financial risk factors:

The Company’s activities expose it to various market risks (foreign currency risk, Israeli CPI risk and interest rate risk) and credit risk. The Company’s comprehensive risk management plan focuses on activities that reduce to a minimum any possible adverse effects on the Company’s financial performance.

Risk management is performed by the Company’s Board. The Board identifies, measures and manages financial risks in collaboration with the Company’s operating units. The Board establishes documented objectives for the overall risk management activities as well as specific policies with respect to certain exposures to risks such as exchange rate risk, interest rate risk, credit risk, the use of non-derivative financial instruments and the investments of excess liquid positions.

Foreign currency risk:

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates.

The Company has cash that is exposed to possible fluctuations in the U.S. dollar exchange rates. The currency exposure arising from current accounts managed in Dollars. As of December 31, 2021, the carrying amounts of USD were NIS 48,457.

Credit risk:

The Company has no significant concentrations of credit risk. All deposits are invested in financial institutions that are considered to be financially sound.

d.	Liquidity risk:

The Company monitors the risk to a shortage of funds using a liquidity planning tool.

The Company assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. Access to sources of funding is sufficiently available and debt maturing within 12 months can be rolled over with existing lenders.

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments (including interest payments):

December 31, 2021:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	3,107	-	-	-	-	-	3,107
Other payables	3,327	-	-	-	-	-	3,327
Lease liabilities	552	885	845	904	977	1,901	6,064
Loans from others	-	70,398	14,079	-	-	-	84,477
	6,986	71,283	14,924	904	977	1,901	96,975

December 31, 2020:

	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	1,868	-	-	-	-	-	1,868
Other payables	1,246	1,135					2,381
Lease liabilities	1,128	1,128	1,174	1,174	1,174	2,936	8,714
Loans from others	-	78,883	15,775	-	-	-	94,658
	4,242	81,146	16,949	1,174	1,174	2,936	107,621

e.	Fair value:

The carrying amount of cash and cash equivalents, other receivables, other long-term assets, trade payables and other payables approximates their fair value due to the short-term maturities of such instruments.

f.	Fair value measurement:

As of December 31, 2021, loans from others are classified as Level 2.

During 2021 there were no transfers in respect of fair value measurement of any financial instrument between Level 1 and Level 2, and there were no transfers into or out of Level 3 fair value measurements of any financial instrument.

g.	Changes in liabilities arising from financing activities:

	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2020	123,780	7,503	131,283

Cash flows	-	(761)	(761)
Effect of changes in fair value	(63,359)	-	(63,359)
Balance as of December 31, 2020	60,421	6,742	67,163

New leases	-	249	249
Cash flows	-	(506)	(506)
Effect of changes in fair value	2,831	-	2,831
Balance as of December 31, 2021	63,252	6,485	69,737